Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Institutional Shares

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED September 30, 2011

1. Please add the following section immediately following the section entitled “Securities in Which the Fund Invests”:

“Additional Investment Strategies

In addition to the Fund’s principal investment strategies described in the Fund’s Prospectus, the Fund will not invest in securities the income from which would not be considered Qualified Interest Income for purposes of tax withholding under Sec. 871 of Title 26 of the Internal Revenue Code, and the rules promulgated thereunder. For more information, please see the section entitled “Qualified Interest Income” under the section entitled “Tax Information,” included in this Statement of Additional Information.”

2. Please add the following section under the section entitled “Tax Information” immediately preceding the section entitled “Who Manages and Provides Services to the Fund?”:

“QUALIFIED INTEREST INCOME

The American Jobs Creation Act of 2004 established an exemption to tax withholding for non-resident alien shareholders. In order to qualify for this exemption from withholding, a non-resident alien shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing the appropriate tax form to the Fund’s withholding agent). Please consult your tax adviser regarding the certification requirement and your potential tax liability.”

October 27, 2011

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450966 (10/11)

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Institutional Shares
Service Shares (formerly, Institutional Service Shares)
Trust Shares

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED September 30, 2011

1. Please add the following section immediately following the section entitled “Securities in Which the Fund Invests”:

“Additional Investment Strategies

In addition to the Fund’s principal investment strategies described in the Fund’s Prospectus, the Fund will not invest in securities the income from which would not be considered Qualified Interest Income for purposes of tax withholding under Sec. 871 of Title 26 of the Internal Revenue Code, and the rules promulgated thereunder. For more information, please see the section entitled “Qualified Interest Income” under the section entitled “Tax Information,” included in this Statement of Additional Information.”

2. Please add the following section under the section entitled “Tax Information” immediately preceding the section entitled “Who Manages and Provides Services to the Fund?”:

“QUALIFIED INTEREST INCOME

The American Jobs Creation Act of 2004 established an exemption to tax withholding for non-resident alien shareholders. In order to qualify for this exemption from withholding, a non-resident alien shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing the appropriate tax form to the Fund’s withholding agent). Please consult your tax adviser regarding the certification requirement and your potential tax liability.”

October 27, 2011

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450965 (10/11)